CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES:
Income (loss)	$ (429)	$ (8,268)	$ 23,916
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	457	665	1,647
Depreciation	384	588	1,445
Amortization of intangible assets	25	31	545
Gains from the transfer of rights in Movantik and extinguishment of debt obligations, see below			(56,082)
Gains from early termination of leases, and impairment of fixed assets, net		(22)	(543)
Gain on loss of control ( presented as part of a discontinued operations)	(7,983)
Share from profit of joint venture	33
Loss from global termination agreement (See note 15(6)(b)) and below		2,359
Fair value (gains) losses on derivative financial instruments, recognition of day 1 loss and changes in royalty obligation	(1,280)	(8,268)	5,359
Loss from modification of warrants terms as part of a new issuance			1,459
Issuance costs in respect of warrants and equity line of credit	1,018	1,497	2,034
Exchange differences and revaluation of bank deposits	93	(4)	19
Total adjustments in respect of income and expenses not involving cash flow	(7,253)	(3,154)	(44,117)
Changes in assets and liability items:
Decrease in trade receivables	2,259	52	31,930
Decrease (increase) in prepaid expenses and other receivables	(2,911)	1,697	1,586
Decrease (increase) in inventories (excluding THI transaction)	(375)	738	2,387
Decrease in accounts payable	(437)	(2,110)	(952)
Increase (decrease) in accrued expenses and other liabilities	2,479	3,042	(13,354)
Decrease in allowance for deductions from revenue	(2,984)	(1,366)	(37,216)
Total changes in assets and liability items	(1,969)	2,053	(15,619)
Net cash used in operating activities	(9,651)	(9,369)	(35,820)
Net cash used in operating activities from discontinued operation	(2,460)	(434)	(18,998)
Net cash used in operating activities from continuing operation	(7,191)	(8,935)	(16,822)
INVESTING ACTIVITIES:
Purchase of fixed assets	(5)	(9)	(11)
Proceeds from investment in joint venture	2,000
Reconciliation related to receivable from joint venture	(304)
Change in investment in current bank deposits			15
Net cash provided by (used in) investing activities	1,691	(9)	4
Net cash provided by investing activities from discontinued operation (see loss of control appendix below)	1,696
Net cash (used in) provided by investing activities from continuing operation	(5)	(9)	4
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	7,764	8,263	13,959
Repayment of payable in respect of intangible asset purchase			(6,555)
Decrease in restricted cash		790	15,210
Payment of principal with respect to lease liabilities	(447)	(636)	(1,175)
Net cash provided by financing activities	7,317	8,417	21,439
Net cash provided by financing activities from discontinued operation		474	7,815
Net cash provided by financing activities from continuing operation	7,317	7,943	13,624
DECREASE IN CASH AND CASH EQUIVALENTS	(644)	(961)	(14,377)
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(2)	9	(22)
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	4,617	5,569	19,968
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF YEAR	3,971	4,617	5,569
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	60	131	138
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	18	55	367
SUPPLEMENTARY INFORMATION ON NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of right-of-use assets by means of lease liabilities	1,048		270
Decrease in lease liability (with corresponding decrease in right of use asset: none during 2025 and amount of $166 in 2024 )		$ 188	5,413
Loss of control of Talicia Holdings Inc.:
Derecognition of assets	(1,538)
Derecognition of intangible assets	(232)
Derecognition of inventory	(4,026)
Recognition of investment in joint venture	13,779
Gain on loss of control	(7,983)
Proceeds from investment in joint venture	$ 2,000
Transfer of rights in Movantik and extinguishment of debt obligations:
Decrease in Intangible asset			(59,503)
Decrease in Inventories			(4,233)
Decrease in Payable in respect of Intangible asset			4,602
Decrease in Borrowing			115,216
Gains from the transfer of the rights in Movantik and extinguishment of debt obligations			$ 56,082